Balances and Transactions with Related Parties - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CLF ( ) director	Dec. 31, 2018 CLP ($) director	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Number of members in Board of Directors | director	9	9
Term of service for each director	3 years	3 years
Current accounts payable to related parties		$ 152,932,289,000	$ 122,862,944,000
Compensation for directors		2,545,541,000	2,929,830,000	$ 2,671,417,000
Guarantees granted		0	0	0
Enel Chile S.A. | Short-term loans
Disclosure Of Transactions Between Related Parties [Line Items]
Loan balance		2,376,570,000	$ 985,000
Enel Chile S.A. | Short-term loans | TAB
Disclosure Of Transactions Between Related Parties [Line Items]
Adjustment rate			1.10%
Enel Chile S.A. | Short-term loans | TIP
Disclosure Of Transactions Between Related Parties [Line Items]
Adjustment rate			0.05%
Company Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts receivable from related parties		0	$ 0
Current accounts payable to related parties		0	0
Compensation for directors				327,556,000
Guarantees granted		0	0
Company Board [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |	174
Company Board [Member] | Per Diem For Each Meeting [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |	84
Directors' Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors		$ 83,999,000	$ 97,944,000	$ 89,388,000
Directors' Committee [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |	58
Directors' Committee [Member] | Per Diem For Each Meeting [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |	28